Schedule of Investments (unaudited) April 30, 2020	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 33.3%
iShares Core S&P 500 ETF(a)	1,376,068	$400,655,959
iShares Core S&P Mid-Cap ETF(a)	151,294	24,839,449
iShares Core S&P Small-Cap ETF(a)(b)	162,608	10,301,217

		435,796,625
Domestic Fixed Income — 33.0%
iShares Core Total USD Bond Market ETF(a)(b)	8,091,674	431,286,224

International Equity — 27.7%
iShares Core MSCI Emerging Markets ETF(a)	1,986,980	86,751,547
iShares Core MSCI International Developed Markets ETF(a)	5,803,540	275,319,938

		362,071,485
International Fixed Income — 5.9%
iShares Core International Aggregate Bond ETF(a)(b)	1,389,183	77,141,332

Total Investment Companies — 99.9% (Cost: $1,311,975,733)		1,306,295,666

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	53,167,798	53,226,282

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	1,573,000	$1,573,000

		54,799,282

Total Short-Term Investments — 4.2% (Cost: $54,772,703)		54,799,282

Total Investments in Securities — 104.1% (Cost: $1,366,748,436)		1,361,094,948

Other Assets, Less Liabilities — (4.1)%		(53,782,268)

Net Assets — 100.0%		$1,307,312,680

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,252,891	41,914,907	(b)	—	53,167,798	$53,226,282	$197,836	(c)	$(62,156)	$26,510
BlackRock Cash Funds: Treasury, SL Agency Shares	1,663,000	—		(90,000) (b)	1,573,000	1,573,000	35,606		—	—
iShares Core International Aggregate Bond ETF	1,473,411	312,984		(397,212)	1,389,183	77,141,332	1,304,683		703,420	(153,778)
iShares Core MSCI Emerging Markets ETF	1,548,502	645,746		(207,268)	1,986,980	86,751,547	2,173,956		(138,165)	(12,412,859)
iShares Core MSCI International Developed Markets ETF	5,083,998	1,478,815		(759,273)	5,803,540	275,319,938	4,518,240		(2,389,547)	(38,934,426)
iShares Core S&P 500 ETF	1,279,345	347,897		(251,174)	1,376,068	400,655,959	6,466,763		16,053,715	(29,019,800)
iShares Core S&P Mid-Cap ETF	135,794	36,045		(20,545)	151,294	24,839,449	377,916		183,619	(5,337,151)
iShares Core S&P Small-Cap ETF	146,788	37,282		(21,462)	162,608	10,301,217	150,537		67,072	(2,781,074)
iShares Core Total USD Bond Market ETF	8,805,654	1,874,264		(2,588,244)	8,091,674	431,286,224	10,408,072		5,347,820	8,770,159

						$1,361,094,948	$25,633,609		$19,765,778	$(79,842,419)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,306,295,666	$—	$—	$1,306,295,666
Money Market Funds	54,799,282	—	—	54,799,282

	$1,361,094,948	$—	$—	$1,361,094,948

2